Other Financial Assets -Current and Non-current - Schedule of Other Financial Assets Current and Non-current (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Financial Assets Current And Non Current [Line Items]
Other financial assets - current	$ 7,100,069	$ 5,397,240
Other financial assets - non-current	675,134	721,346
Total	7,775,203	6,118,586
Restricted Cash In Trust Account
Other Financial Assets Current And Non Current [Line Items]
Other financial assets - current	7,068,267	5,366,738
Restricted Time Deposit
Other Financial Assets Current And Non Current [Line Items]
Other financial assets - current	31,802	30,502
Other financial assets - non-current	241,251	183,011
Guarantee Deposits Paid
Other Financial Assets Current And Non Current [Line Items]
Other financial assets - non-current	$ 433,883	$ 538,335